CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED BALANCE SHEETS
Common Stock, Shares Par Value	$ 0.00	$ 0.00
Common Stock, Shares Issued	305,451,498	305,451,498
Common Stock, Shares Outstanding	305,451,498	305,451,498